Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Columbia Disciplined Core Fund Class A
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Core Fund
Class Name	Class A
Trading Symbol	AQEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 106	0.96%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, energy and communication services sectors were the top contributors to stock selection.
Allocations
| Sector allocation within energy, real estate and industrials were the top contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were NVIDIA, Meta and Citigroup.
Top Performance Detractors
Stock selection
| Selections in the health care, materials and industrials sectors were the largest detractors to stock selection.
Allocations
| Sector allocation within consumer discretionary, financials and materials were the top detracting sectors to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were Bristol-Myers Squibb, Fortinet and Humana.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	21.56	13.95	12.13
Class A (including sales charges)	14.60	12.61	11.48
S&P 500 Index	22.15	15.00	13.15

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 4,800,095,643
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 27,486,210
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 4,800,095,643
Total number of portfolio holdings	78
Management services fees (represents 0.63% of Fund average net assets)	$ 27,486,210
Portfolio turnover for the reporting period	51%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	6.3%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	5.3%
Meta Platforms, Inc., Class A	3.5%
Amazon.com, Inc.	3.4%
Salesforce, Inc.	2.1%
QUALCOMM, Inc.	2.0%
Citigroup, Inc.	2.0%
Caterpillar, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	6.3%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	5.3%
Meta Platforms, Inc., Class A	3.5%
Amazon.com, Inc.	3.4%
Salesforce, Inc.	2.1%
QUALCOMM, Inc.	2.0%
Citigroup, Inc.	2.0%
Caterpillar, Inc.	2.0%

Columbia Disciplined Core Fund Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Core Fund
Class Name	Advisor Class
Trading Symbol	CLCQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 79	0.71%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, energy and communication services sectors were the top contributors to stock selection.
Allocations
| Sector allocation within energy, real estate and industrials were the top contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were NVIDIA, Meta and Citigroup.
Top Performance Detractors
Stock selection
| Selections in the health care, materials and industrials sectors were the largest detractors to stock selection.
Allocations
| Sector allocation within consumer discretionary, financials and materials were the top detracting sectors to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were Bristol-Myers Squibb, Fortinet and Humana.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class	21.86	14.23	12.42
S&P 500 Index	22.15	15.00	13.15

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 4,800,095,643
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 27,486,210
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 4,800,095,643
Total number of portfolio holdings	78
Management services fees (represents 0.63% of Fund average net assets)	$ 27,486,210
Portfolio turnover for the reporting period	51%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	6.3%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	5.3%
Meta Platforms, Inc., Class A	3.5%
Amazon.com, Inc.	3.4%
Salesforce, Inc.	2.1%
QUALCOMM, Inc.	2.0%
Citigroup, Inc.	2.0%
Caterpillar, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	6.3%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	5.3%
Meta Platforms, Inc., Class A	3.5%
Amazon.com, Inc.	3.4%
Salesforce, Inc.	2.1%
QUALCOMM, Inc.	2.0%
Citigroup, Inc.	2.0%
Caterpillar, Inc.	2.0%

Columbia Disciplined Core Fund Class C
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Core Fund
Class Name	Class C
Trading Symbol	RDCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 189	1.71%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, energy and communication services sectors were the top contributors to stock selection.
Allocations
| Sector allocation within energy, real estate and industrials were the top contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were NVIDIA, Meta and Citigroup.
Top Performance Detractors
Stock selection
| Selections in the health care, materials and industrials sectors were the largest detractors to stock selection.
Allocations
| Sector allocation within consumer discretionary, financials and materials were the top detracting sectors to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were Bristol-Myers Squibb, Fortinet and Humana.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	20.65	13.10	11.30
Class C (including sales charges)	19.65	13.10	11.30
S&P 500 Index	22.15	15.00	13.15

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 4,800,095,643
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 27,486,210
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 4,800,095,643
Total number of portfolio holdings	78
Management services fees (represents 0.63% of Fund average net assets)	$ 27,486,210
Portfolio turnover for the reporting period	51%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	6.3%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	5.3%
Meta Platforms, Inc., Class A	3.5%
Amazon.com, Inc.	3.4%
Salesforce, Inc.	2.1%
QUALCOMM, Inc.	2.0%
Citigroup, Inc.	2.0%
Caterpillar, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	6.3%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	5.3%
Meta Platforms, Inc., Class A	3.5%
Amazon.com, Inc.	3.4%
Salesforce, Inc.	2.1%
QUALCOMM, Inc.	2.0%
Citigroup, Inc.	2.0%
Caterpillar, Inc.	2.0%

Columbia Disciplined Core Fund Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Core Fund
Class Name	Institutional Class
Trading Symbol	CCRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 79	0.71%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, energy and communication services sectors were the top contributors to stock selection.
Allocations
| Sector allocation within energy, real estate and industrials were the top contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were NVIDIA, Meta and Citigroup.
Top Performance Detractors
Stock selection
| Selections in the health care, materials and industrials sectors were the largest detractors to stock selection.
Allocations
| Sector allocation within consumer discretionary, financials and materials were the top detracting sectors to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were Bristol-Myers Squibb, Fortinet and Humana.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	21.86	14.24	12.42
S&P 500 Index	22.15	15.00	13.15

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 4,800,095,643
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 27,486,210
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 4,800,095,643
Total number of portfolio holdings	78
Management services fees (represents 0.63% of Fund average net assets)	$ 27,486,210
Portfolio turnover for the reporting period	51%

Holdings [Text Block]
Top Holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	6.3%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	5.3%
Meta Platforms, Inc., Class A	3.5%
Amazon.com, Inc.	3.4%
Salesforce, Inc.	2.1%
QUALCOMM, Inc.	2.0%
Citigroup, Inc.	2.0%
Caterpillar, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	6.3%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	5.3%
Meta Platforms, Inc., Class A	3.5%
Amazon.com, Inc.	3.4%
Salesforce, Inc.	2.1%
QUALCOMM, Inc.	2.0%
Citigroup, Inc.	2.0%
Caterpillar, Inc.	2.0%

Columbia Disciplined Core Fund Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Core Fund
Class Name	Institutional 2 Class
Trading Symbol	RSIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 78	0.70%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, energy and communication services sectors were the top contributors to stock selection.
Allocations
| Sector allocation within energy, real estate and industrials were the top contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were NVIDIA, Meta and Citigroup.
Top Performance Detractors
Stock selection
| Selections in the health care, materials and industrials sectors were the largest detractors to stock selection.
Allocations
| Sector allocation within consumer discretionary, financials and materials were the top detracting sectors to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were Bristol-Myers Squibb, Fortinet and Humana.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	21.84	14.25	12.45
S&P 500 Index	22.15	15.00	13.15

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 4,800,095,643
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 27,486,210
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 4,800,095,643
Total number of portfolio holdings	78
Management services fees (represents 0.63% of Fund average net assets)	$ 27,486,210
Portfolio turnover for the reporting period	51%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	6.3%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	5.3%
Meta Platforms, Inc., Class A	3.5%
Amazon.com, Inc.	3.4%
Salesforce, Inc.	2.1%
QUALCOMM, Inc.	2.0%
Citigroup, Inc.	2.0%
Caterpillar, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	6.3%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	5.3%
Meta Platforms, Inc., Class A	3.5%
Amazon.com, Inc.	3.4%
Salesforce, Inc.	2.1%
QUALCOMM, Inc.	2.0%
Citigroup, Inc.	2.0%
Caterpillar, Inc.	2.0%

Columbia Disciplined Core Fund Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Core Fund
Class Name	Institutional 3 Class
Trading Symbol	CCQYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 72	0.65%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, energy and communication services sectors were the top contributors to stock selection.
Allocations
| Sector allocation within energy, real estate and industrials were the top contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were NVIDIA, Meta and Citigroup.
Top Performance Detractors
Stock selection
| Selections in the health care, materials and industrials sectors were the largest detractors to stock selection.
Allocations
| Sector allocation within consumer discretionary, financials and materials were the top detracting sectors to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were Bristol-Myers Squibb, Fortinet and Humana.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	21.97	14.31	12.48
S&P 500 Index	22.15	15.00	13.15
(a)
The returns shown for periods prior to June 1, 2015 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 4,800,095,643
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 27,486,210
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 4,800,095,643
Total number of portfolio holdings	78
Management services fees (represents 0.63% of Fund average net assets)	$ 27,486,210
Portfolio turnover for the reporting period	51%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	6.3%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	5.3%
Meta Platforms, Inc., Class A	3.5%
Amazon.com, Inc.	3.4%
Salesforce, Inc.	2.1%
QUALCOMM, Inc.	2.0%
Citigroup, Inc.	2.0%
Caterpillar, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	6.3%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	5.3%
Meta Platforms, Inc., Class A	3.5%
Amazon.com, Inc.	3.4%
Salesforce, Inc.	2.1%
QUALCOMM, Inc.	2.0%
Citigroup, Inc.	2.0%
Caterpillar, Inc.	2.0%